Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 28, 2020	Mar. 30, 2019	Mar. 31, 2018
Cash flows (used in) from operating activities:
Net (loss) income attributable to owners of the Company	$ (12,779)	$ (18,686)	$ 14,095
Net (loss) income from discontinued operations	(552)	(381)	36,090
Net (loss) income from continuing operations	(12,227)	(18,305)	(21,995)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	4,845	3,859	3,275
Impairment of long-lived assets	309	46	2,770
Amortization of operating lease right of use asset	2,297	0	0
Amortization of debt costs	288	332	298
Other operating activities, net	312	364	(89)
(Increase) decrease in:
Accounts receivable, other receivables and long-term receivables	(5,415)	1,407	(2,907)
Inventories	(10,358)	(6,714)	130
Prepaids and other current assets	135	2,787	(3,100)
Increase (decrease) in:
Accounts payable	18,735	5,562	770
Accrued liabilities and other long-term liabilities	(2,729)	6,322	1,100
Net cash (used in) provided by operating activities from continuing operations	(3,808)	(4,340)	(19,748)
Net cash (used in) provided by operating activities from discontinued operations	(552)	(381)	(18,508)
Net cash provided by (used in) operating activities	(4,360)	(4,721)	(38,256)
Cash flows (used in) provided by investing activities:
Additions to property and equipment	(5,832)	(11,580)	(6,538)
Additions to intangible assets and other assets	(600)	(2,031)	(2,169)
Net cash used in investing activities from continuing operations	(6,432)	(13,611)	(8,707)
Net cash (used in) provided by investing activities from discontinued operations	0	0	137,299
Net cash used in investing activities	(6,432)	(13,611)	128,592
Cash flows provided by (used in) financing activities:
Increase (decrease) in bank indebtedness	10,842	10,096	(20,802)
Increase in long-term debt	0	12,500	3,830
Repayment of long-term debt	(831)	(3,121)	(7,396)
Leasehold inducements received	583	0	0
Repayment of obligations under finance lease in 2020, capital leases 2019 and 2018	(289)	(269)	(3,782)
Payment of loan origination fees and costs	0	(591)	(794)
Other financing activities	(127)	(109)	(182)
Advance from shareholder	0	0	3,212
Proceeds from capital lease funding	0	0	3,810
Net cash provided by (used in) financing activities from continuing operations	10,178	18,506	(22,104)
Net cash used in financing activities from discontinued operations	0	0	(69,262)
Net cash (used in) provided by financing activities	10,178	18,506	(91,366)
Effect of exchange rate on cash	0	0	(565)
Net increase (decrease) in cash and cash equivalents	(614)	174	(1,595)
Cash and cash equivalents, beginning of year	1,179	1,005	2,600
Cash and cash equivalents, end of year	565	1,179	1,005
Supplemental disclosure of cash flow information:
Interest paid	3,779	3,654	4,604
Non-cash transactions:
Property and equipment additions acquired through capital leases	0	0	1,398
Property and equipment and intangible assets additions included in accounts payable and accrued liabilities	$ 570	$ 4,300	$ 3,133